Taxes (Details)		6 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025	Mar. 31, 2026 USD ($)
Taxes [Line Items]
Total of net operating losses carried forward | $	$ 1,931,100			$ 2,822,442
Underpayment of taxes | ¥		¥ 100,000
Statute of limitation period		10 years
Extended statute of limitation period		5 years
Tax Jurisdiction of Domicile [Extensible Enumeration]		Statutory income tax rate	Statutory income tax rate
Minimum [Member]
Taxes [Line Items]
Preferential effective tax rates		2.50%
Expire date	May 31, 2026	May 31, 2027
Maximum [Member]
Taxes [Line Items]
Preferential effective tax rates		5.00%
Expire date	May 31, 2030	May 31, 2031
Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate		16.50%
PRC [Member]
Taxes [Line Items]
Statutory income tax rate		25.00%	25.00%
Enterprise income tax rate while preferential tax rates		25.00%